Related party balances and transactions (Details Narrative)	May 06, 2024
Fortress Cove Limited [Member]
Restructuring Cost and Reserve [Line Items]
Business aquisition, description	The acquisition of Fortress Cove and its subsidiary CKHP has been closed on May 8, 2024, Meng Dong (James) Tan, a significant shareholder of EUDA, who holds more than 25% of the currently issued and outstanding ordinary shares of the EUDA, is also a 40% shareholder of Fortress Cove Limited.